Trust for Advised Portfolios
Supplement dated June 27, 2023
to the Statement of Additional Information
dated April 30, 2023
for the
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Harry E. Resis will resign from the Board of Trustees effective as of the close of business on July 1, 2023. Accordingly, all references to Mr. Resis as a current Trustee of the Trust for Advised Portfolios are removed as of that date.

Please retain this supplement with your Statement of Additional Information for future reference.

Trust for Advised Portfolios
Supplement dated June 27, 2023
to the Statement of Additional Information
dated April 30, 2023
for the
1919 Variable Socially Responsive Balanced Fund

Harry E. Resis will resign from the Board of Trustees effective as of the close of business on July 1, 2023. Accordingly, all references to Mr. Resis as a current Trustee of the Trust for Advised Portfolios are removed as of that date.

Please retain this supplement with your Statement of Additional Information for future reference.